UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23857

First Trust Hedged Strategies Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2217

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

FIRST TRUST HEDGED STRATEGIES FUND

Class A Shares – HDGAX

Class I Shares – HFLEX

Annual Report

March 31, 2024

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

First Trust Hedged Strategies Fund
This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Hedged Strategies Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Hedged Strategies Fund
Management Discussion of Fund Performance
Executive-Level Overview
We like to preface our Annual Shareholder Letter with an Executive-Level Overview to reinforce our investment process and current mindset in present market conditions.
The prior year was marked by aggressive responses to rapid inflation through monetary policy, increasing geopolitical tension, and developed economies displaying resilience despite recessionary fears. However, while headline inflation has shown signs of easing and the economy has outperformed consensus expectations, persistent high core inflation along with seismic shifts in the economy and geopolitics pose a multifaceted challenge for asset allocators going forward. These shifts indicate a transition to a new investment landscape, prompting a reassessment of risk asset behaviors. Our primary focus remains guiding investors through this evolving environment. Amidst amplified volatility in both equity and debt markets, short-term disruptions complicate portfolio management and how to best respond to economic data. Our unwavering approach prioritizes building robust, uncorrelated portfolios that we believe are capable of delivering positive absolute performance across diverse market cycles. This strategy has proven to be prudent, offering investors protection from adverse outcomes despite the increased market turbulence across our range of strategies.
While global interest rates moving higher over the year certainly impacted many long duration asset classes (chiefly public equities), one trend on which we have been acutely focused is the capital flight observed internationally across public and private markets. As the higher-for-longer interest rate environment continues and more companies and assets run into financing issues (either through debt maturities, free-cash-flow problems, or a combination of both), we expect these capital vacuums to present both challenges and opportunities for investors as we move through 2024. Our team remains excited about the prevailing market environment and opportunity set that we expect to unfold over the coming quarters. However, we remain acutely aware of the numerous macro- and micro-level factors that have the potential to drive global risk markets in the months to come.
As is customary in our Annual Shareholder Letter, we will review what we believe to be the important drivers of performance and opportunity in the Fund since its inception.
First Trust Hedged Strategies Fund
Since inception in July 2023, the Fund’s Class I Shares have returned 8.42% net of all fees compared to the HFRX Global Hedge Fund Index return of 3.25%, delivering on our absolute return mandate and return target with only two down months during the period ended March 31, 2024.
Amidst evolving market dynamics, we remain confident in the outlook of the Fund and the performance of individual managers across the strategies. The ongoing macroeconomic uncertainty provides a strategic opportunity for our hedge fund managers, as they have consistently demonstrated their ability to navigate volatile markets and mitigate risks through in-depth fundamental research. As market focus shifts towards fundamental indicators such as earnings, we believe that we are well-positioned to capitalize through the expertise of our selected hedge fund managers.
The Fund’s long/short equity strategy, executed through five managers, enabled the Fund to exploit mispricing opportunities from both over- and under-valued securities. Additionally, the relative value and market neutral multi-strategy managers sought to generate high-quality return streams differentiated from traditional equity and fixed income exposures. We believe that the resilience of the Fund’s diversified strategies positions us adeptly amid market fluctuations, seizing opportunities and delivering distinct returns. One of thirteen managers detracted from overall performance over the fiscal year, with a concentrated long/short strategy having one or two meaningful (over 5%) long positions underperform the market’s strong overall results, which led to softness in that strategy’s results.

On a go-forward basis, we remain confident in our ability to provide a high conviction portfolio diversified by strategy through our top tier managers and in their ability to navigate complex market environments.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.
Kind Regards,

Michael D. Peck, CFA	Brian R. Murphy
Chief Executive Officer, Co-Chief Investment Officer	Co-Chief Investment Officer
mpeck@firsttrustcapital.com	bmurphy@firsttrustcapital.com

First Trust Hedged Strategies Fund
FUND PERFORMANCE
March 31, 2024 (Unaudited)

Performance of a $10,000 Investment

11000
10500
10000
9500
9000
7/3/2023
7/23
8/23
9/23
10/23
11/23
12/23
1/24
2/24
3/24
First Trust Hedged Strategies Fund
ICE BofA 1-3 Yr US Treasury Index TR

This graph compares a hypothetical $10,000 investment in the Fund’s Class I Shares with a similar investment in the ICE BofA 1-3 Yr US Treasury Index TR. Results include the reinvestment of all dividends and capital gains. The index does not reflect expenses, fees, or sales charges, which would lower performance.
Please note that the performance of the Fund’s other share class, Class A, will differ based on the differences in sales load and fees paid by shareholders investing in Class A Shares.
The ICE BofA 1-3 Yr US Treasury Index TR tracks the performance of the direct sovereign debt of the U.S. Government with a maturity of at least one year and less than three years. The index is unmanaged and it is not available for investment.
Cumulative Total Returns as of March 31, 2024	Since Inception
First Trust Hedged Strategies Fund – Class I (Inception Date July 3, 2023)	8.42%
ICE BofA 1-3 Yr US Treasury Index TR	3.56%
The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent quarter end performance may be obtained by calling 1 (877) 779-1999.

First Trust Hedged Strategies Fund
FUND PERFORMANCE — Continued
March 31, 2024 (Unaudited)

Fund performance is shown net of fees. For the Fund’s current expense ratios, please refer to the Financial Highlights Section of this report. Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.
Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Board of Trustees and Shareholders
First Trust Hedged Strategies Fund
Opinion on the financial statements
We have audited the accompanying statement of assets and liabilities of First Trust Hedged Strategies Fund (the “Fund”), including the schedule of investments, as of March 31, 2024, the related statements of operations, changes in net assets, and cash flows and the financial highlights for the period from July 3, 2023 (commencement of operations) through March 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations, changes in net assets and cash flows and the financial highlights, for the period from July 3, 2023 (commencement of operations) through March 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31 2024, by correspondence with the custodians, underlying fund managers and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
/S/ GRANT THORNTON LLP
We have served as the auditor of one or more of First Trust Capital Management L.P.’s investment companies since 2016.
Dallas, Texas
June 11, 2024

First Trust Hedged Strategies Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024

Number of Shares	Cost		Value
		PRIVATE INVESTMENT FUNDS – 96.0%
N/A1	$2,575,711	BBCM Onshore Fund LP (Broad Bay)*,2	$ 2,513,332
N/A1	2,581,531	Dorsal Capital Partners LP*,2	2,807,023
N/A1	4,544,829	DSC Meridian Credit Opportunities Onshore Fund LP*,2	5,137,293
N/A1	3,000,000	Eisler Capital Multi Strategy Fund Ltd.*,2	3,176,290
N/A1	2,019,164	Hudson Bay Fund, LP*,2	2,172,659
N/A1	4,128,606	Linden Investors LP*,2	4,526,610
N/A1	3,500,000	Old Orchard Credit Fund Ltd.*,2	3,611,826
N/A1	3,000,000	Point72 Capital, LP.*,2	3,290,759
N/A1	2,595,825	Prana Absolute Return Fund LP*,2	2,998,678
N/A1	1,979,792	RA Capital Healthcare Fund, LP*,2	2,843,682
N/A1	1,649,018	RiverNorth Capital Partners, L.P.*,2	1,791,854
N/A1	1,653,764	RiverNorth Inst. Partners, L.P.*,2	1,795,698
N/A1	2,959,797	Sachem Head LP*,2	3,477,184
N/A1	2,785,477	Sofinnova BioEquities LP*,2	2,935,295
N/A1	3,697,508	Walleye Opportunities Fund LP*,2	4,001,212
		TOTAL PRIVATE INVESTMENT FUNDS (Cost $42,671,022)	47,079,395
		SHORT-TERM INVESTMENTS – 2.0%
987,378		Morgan Stanley Institutional Liquidity Fund – Government Portfolio — Institutional Class, 5.22%3	987,378
		TOTAL SHORT-TERM INVESTMENTS (Cost $987,378)	987,378
		TOTAL INVESTMENTS – 98.0% (Cost $43,658,400)	48,066,773
		Other Assets in Excess of Liabilities – 2.0%	979,380
		TOTAL NET ASSETS – 100.0%	$49,046,153
LP – Limited Partnership
* Non-income producing security.
1 Investment does not issue shares.
2 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy table located in Note 8.
3 The rate is the annualized seven-day yield at period end.
See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2024

Securities With Restrictions on Redemptions	Redemptions Permitted	Redemption Notice Period	Fair Value	Original Acquisition Date
BBCM Onshore Fund LP (Broad Bay)1	Quarterly2	65 Days	$2,513,332	7/3/2023
Dorsal Capital Partners LP1	Quarterly	45 Days	2,807,023	7/3/2023
DSC Meridian Credit Opportunities Onshore Fund LP1	Quarterly3	65 Days	5,137,293	7/3/2023
Eisler Capital Multi Strategy Fund Ltd.1	Quarterly3	65 Days	3,176,290	7/3/2023
Hudson Bay Fund, LP1	Quarterly3,4	65 Days	2,172,659	7/3/2023
Linden Investors LP1	Quarterly3	65 Days	4,526,610	7/3/2023
Old Orchard Credit Fund Ltd.1	Quarterly3	65 Days	3,611,826	9/1/2023
Point72 Capital, LP.1	Quarterly3	45 Days	3,290,759	8/1/2023
Prana Absolute Return Fund LP1	Quarterly	50 Days	2,998,678	7/3/2023
RA Capital Healthcare Fund, LP1	Quarterly5	95 Days	2,843,682	7/3/2023
RiverNorth Capital Partners, L.P.1	Quarterly5	65 Days	1,791,854	7/3/2023
RiverNorth Inst. Partners, L.P.1	Monthly5	65 Days	1,795,698	7/3/2023
Sachem Head LP1	Quarterly3	70 Days	3,477,184	7/3/2023
Sofinnova BioEquities LP1	Quarterly	65 Days	2,935,295	7/3/2023
Walleye Opportunities Fund LP1	Monthly3	30 Days	4,001,212	7/3/2023
Totals:			$47,079,395

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
2 The Private Investment Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Private Investment Fund.
3 The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.
4 The Private Investment Fund can institute a gate provision on redemptions at the investor level of 12.5% of the fair value of the investment in the Private Investment Fund.
5 The Private Investment Fund can institute a gate provision on redemptions at the fund level of 10 – 25% of the fair value of the investment in the Private Investment Fund.

See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
SUMMARY OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net assets
Private Investment Funds	96.0%
Short-Term Investments	2.0%
Total Investments	98.0%
Other Assets in Excess of Liabilities	2.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2024

Assets:
Investments, at fair value (cost $43,658,400)	$48,066,773
Receivables:
Investments purchased in advance	500,000
Receivable for investments redeemed	1,412,862
Deferred organizational and offering costs (see Note 2)	55,795
Due from Investment Adviser	324,694
Fund shares sold	310,488
Dividends and interest	35,032
Prepaid expenses	18,513
Total assets	50,724,157
Liabilities:
Payables:
Line of credit payable	1,500,000
Distribution fees – Class I & Class A (Note 3)	61,426
Audit fee	48,100
Legal	22,264
Tax service fees	15,000
Interest payable	12,182
Fund services expense	7,812
Shareholder reporting fees	7,584
Accrued other expenses	3,636
Total liabilities	1,678,004
Net Assets	$49,046,153
Components of Net Assets
Paid-in Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$55,906,778
Total distributable deficit	(6,860,625)
Net Assets	$49,046,153
Class A Shares:
Net assets applicable to shares outstanding	$1,079
Shares of beneficial interest issued and outstanding	101
Redemption price per share	$10.68
Maximum sales charge (4.50% of offering price)	0.50
Maximum offering price to public	$11.18
Class I Shares:
Net assets applicable to shares outstanding	$49,045,074
Shares of beneficial interest issued and outstanding	4,605,398
Net asset value, offering and redemption price per share	$10.65
See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
STATEMENT OF OPERATIONS
For the Period July 3, 2023 (commencement of operations) to March 31, 2024

Investment Income:
Interest	$33,722
Total investment income	33,722
Expenses:
Investment Management Fees	340,971
Loan Expense	94,428
Offering costs (see Note 2)	159,162
Organization costs (see Note 2)	161,022
Legal fees	115,000
Registration fees	14,384
Distribution fees (Note 3)	81,194
Audit fee	48,100
Trustees’ fees and expenses	30,000
Pricing expense	40,025
Fund services expense	34,118
Chief Compliance Officer fees	16,200
Tax services	40,166
Shareholder reporting fees	19,639
SEC fees	1,664
Insurance fees	3,074
Miscellaneous	381,449
Total expenses	1,580,596
Waiver	(665,665)
Net expenses	914,931
Net investment loss	(881,209)
Realized and Unrealized gain:
Net realized gain on investments	102,427
Net change in unrealized appreciation/depreciation on investments	4,408,373
Net realized and unrealized gain on investments	4,510,800
Net Increase in Net Assets from Operations	$3,629,591
See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period July 3, 20231 Through March 31, 2024
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(881,209)
Net realized gain on investments	102,427
Net change in unrealized appreciation/depreciation on investments	4,408,373
Net increase (decrease) resulting from operations	3,629,591
Distributions to Shareholders	(788,695)
Total distributions to shareholders	(788,695)
Capital Transactions:
Net proceeds from shares sold:
Class I	11,463,756
Class A	1,000
Capital issued in connection with reorganization of Fund (Note 1):
Class I	36,826,763
Reinvestment of distributions:
Class I	21,861
Class A	15
Cost of shares repurchased:
Class I	(2,208,138)
Class A	—
Net increase (decrease) resulting from capital transactions	46,105,257
Total increase (decrease) in net assets	48,946,153
Net Assets
Beginning of period2	100,000
End of period	$49,046,153
Capital Share Transactions:
Shares sold:
Class I	1,127,441
Class A	100
Shares issued in connection with reorganization of Fund (Note 1):
Class I	3,682,676
Shares reinvested:
Class I	2,190
Class A	1
Shares repurchased:
Class I	(216,909)
Class A	—
Net increase (decrease) in capital share transactions	4,595,499

1 Commencement of operations
2 First Trust Capital Management L.P. (the ‘‘Investment Manager’’) made the initial share purchase of $100,000 on May 31, 2023. The total initial share purchase of $100,000 included 10,000 Class I Shares at $10.00 per share.
See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
STATEMENT OF CASH FLOWS
For the Period July 3, 2023 (commencement of operations) to March 31, 2024

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$3,629,591
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchase of Underlying Funds	(9,500,000)
Sales of Underlying Funds	3,281,108
Purchase/Sales of short-term investments, net	(987,378)
Increase in investments purchased in advance	(500,000)
Increase in receivable for investments redeemed	(452,615)
Increase in due from adviser	(324,694)
Increase in dividends and interest	(35,032)
Increase in deferred organizational and offering costs (see Note 2)	(55,795)
Increase in prepaid expenses	(18,513)
Increase in audit fee	48,100
Increase in interest payable	12,182
Increase in legal fees	22,264
Increase in distribution fees (Note 3)	61,426
Increase in shareholder reporting fees	7,584
Increase in fund services expense	7,812
Increase in tax service fees	15,000
Increase in accrued other expenses	3,636
Net realized gain on investments	(102,427)
Net change in unrealized appreciation/depreciation on investments	(4,408,373)
Net cash used for operating activities	(9,296,124)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	11,154,268
Repayments on line of credit	(6,450,000)
Draw on line of credit	7,950,000
Cash payments in connection with reorganization (Note 1)	(483,187)
Redemption of shares	(2,208,138)
Dividends paid to shareholders, net of reinvestments	(766,819)
Net cash used for financing activities	9,196,124
Net increase in cash	(100,000)
Cash:
Beginning of period	100,000
End of period	$—
Supplemental disclosure of non-cash activities:
Capital issued in connection with reorganization of Fund (Note 1):	$36,826,763
See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
For the Period July 3, 2023* Through March 31, 2024
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.21)
Net realized and unrealized gain (loss) on investments	1.04
Total from investment operations	0.83
Less Distributions:
From net investment income	(0.18)
From net realized gain	—
Total from distributions	(0.18)
Net asset value, end of period	$10.65
Total return	8.42%2
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,045
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.87%3
After fees waived and expenses absorbed	2.82%3,4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(4.76)%3
After fees waived and expenses absorbed	(2.71)%3
Portfolio turnover rate2	7%

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Not Annualized.
3 Annualized.
4 If Loan Expense had been excluded, the expense ratios would have been lowered by 0.22% for the period ended March 31, 2024.
See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.
For the Period July 3, 2023* Through March 31, 2024
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.26)
Net realized and unrealized gain (loss) on investments	1.09
Total from investment operations	0.83
Less Distributions:
From net investment income	(0.15)
From net realized gain	—
Total from distributions	(0.15)
Net asset value, end of period	$10.68
Total return	7.87%2
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.62%3
After fees waived and expenses absorbed	3.57%3,4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(5.52)%3
After fees waived and expenses absorbed	(3.47)%3
Portfolio turnover rate2	7%

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Not Annualized.
3 Annualized.
4 If Loan Expense had been excluded, the expense ratios would have been lowered by 0.22% for the period ended March 31, 2024.
See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2024

Note 1 — Organization
First Trust Hedged Strategies Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Agreement and Declaration of Trust dated March 22, 2023 (the “Declaration of Trust”). First Trust Capital Management L.P. serves as the investment adviser (the “Investment Adviser”) of the Fund. The Investment Adviser is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers two separate classes of shares of beneficial interest (the “Shares”) in Class I Shares and Class A Shares.
The Fund’s investment objective is to seek to achieve long-term capital appreciation. The Fund is a fund of hedge funds and seeks to invest primarily in private investment funds, or commonly known as “hedge funds,” managed by multiple third-party investment managers (“Underlying Managers”) that employ a variety of alternative investment strategies (“Underlying Funds”). Because Underlying Funds following alternative investment strategies (whether hedged or not) are often described as “hedge funds,” the investment program of the Fund can be referred to as a fund of hedge funds.
The Fund commenced public offering of both Class I and Class A shares on July 3, 2023. The Shares are generally offered for purchase on any business day, which is any day the New York Stock Exchange is open for business, in each case subject to any applicable sales charges and other fees. The Shares are issued at net asset value (“NAV”) per Share. No holder of Shares (each, a “Shareholder”) has the right to require the Fund to redeem its Shares.
The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Fund’s Board of Trustees (the “Board”). Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), the Passport Select: Model Class of FT Alternative Platform I LLC (the “Predecessor Fund”), reorganized with and transferred substantially all its assets into the Fund. During the period there was a transfer of investor capital of $36,826,763 in connection with the reorganization of the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund share the same Investment Adviser and portfolio managers.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with the generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2024

(a) Valuation of Investments
UMB Fund Services, Inc., the Fund’s administrator (“UMBFS”), calculates the Fund’s NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
As a general matter, the fair value of the Fund’s interest in an Underlying Fund (i.e., generally a private funds that is excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) will represent the amount that the Fund could reasonably expect to receive from the Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Valuation Designee believes to be reliable. The Valuation Designee will determine the fair value of such Underlying Fund based on the most recent final or estimated value reported by the Underlying Fund, as well as any other relevant information available at the time the Valuation Designee values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of an Underlying Fund.
Between the periodic valuation periods, the NAVs of such Underlying Funds are adjusted daily based on the total return that each Underlying Fund is estimated by the Valuation Designee to generate during the period. The Valuation Designee monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Board.
The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, when other extraordinary

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2024

circumstances exist, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Underlying Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.
Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in Underlying Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.
Debt securities will generally be valued using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Valuation Designee to represent fair value.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments of the Valuation Designee (in reliance on the Underlying Funds and/or their administrators) regarding appropriate valuations should prove incorrect.
Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect. In no event does the distributor have any responsibility for any valuations of the Fund’s investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The distributor has no duty to calculate the NAV of Fund shares or to inquire into, or liability for, the accuracy of the NAV per share (including a Class thereof) as calculated by or for the Fund.
(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense, including where applicable, accretion of discount and amortization of premium on investments, is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Code applicable to RICs and to distribute an amount equal to at least the sum of 90% of its investment company taxable

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2024

income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period from the Commencement of Operations through March 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(d) Distributions to Shareholders
The Fund intends to pay distributions at least annually on the Shares representing substantially all of the net investment income and net capital gains, if any, earned each year (the “Distribution Policy”). The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess amount distributed would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gains.
A Shareholder whose shares are registered in its own name will automatically be a participant under the Fund’s dividend reinvestment program (the “DRIP”). Unless a Shareholder elects to receive cash by contacting UMBFS, all income dividends and/or capital gains distributions declared on shares will be automatically reinvested in full and fractional Shares at the Fund’s then current NAV.

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2024

(e) Organizational and Offering Costs
Organizational costs consist of the costs of forming the Fund; drafting of bylaws and administration, custody and transfer agency agreements; legal services in connection with the initial meeting of trustees; and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement; the costs of preparation, review and filing of any associated marketing or similar materials; the costs associated with the printing, mailing or other distribution of the Prospectus, Statement of Additional Information and/or marketing materials; and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs as of the date of the accompanying financial statements are $161,022 and $159,162, respectively, of which $0 and $55,795 of the organizational costs and offering costs, respectively, remain to be deferred.
Organizational costs incurred by the Fund are being reimbursed by the Investment Adviser and are subject to recoupment by the Investment Adviser in accordance with the Fund’s expense limitation agreement discussed in Note 3. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 3, are amortized to expense over twelve months on a straight-line basis.
Note 3 — Investment Advisory and Other Agreements and Activity with Affiliates
The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Adviser. Pursuant to the Investment Management Agreement, the Fund pays the Investment Adviser a monthly fee equal to 1.05% on an annualized basis of the Fund’s average daily net assets during the month (the “Investment Management Fee”), subject to certain adjustments.
The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), in the amount necessary to ensure that Total Annual Expenses of the Fund (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, (such as litigation expenses)) do not exceed 2.45% and 1.70% of the average daily net assets of Class A Shares and Class I Shares, respectively (the “Expense Limit”) for an initial term ending May 31, 2024 (“Initial Term”). The Expense Limitation and Reimbursement Agreement may not be terminated before that date by the Investment Adviser. After the Initial Term, the Expense Limitation and Reimbursement Agreement may be terminated by the Fund or the Investment Adviser upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews from year to year. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.45% and 1.70% for the Class A Shares and Class I Shares, respectively. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to affect such recoupment and remain in compliance with the expense limit in effect at the time of the Waiver and the expense limit at the time of the recoupment.
For the period ended March 31, 2024, the Investment Adviser has waived $665,665 in advisory fees. For a period not to exceed three years from the date on which a Waiver is made or Fund expenses absorbed by the Investment Adviser, the Investment Adviser may recoup amounts waived or absorbed, provided it is able to affect such recoupment and remain in compliance with the Expense Limit. At March 31, 2024, the amount of these potentially recoverable expenses was $665,665. The Investment Adviser may recapture all or a portion of this amount no later than March 31, 2027.

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2024

Pursuant to exemptive relief from the SEC, the Fund has adopted a distribution and service plan for Class A and Class I Shares (the “Distribution and Servicing Plan”). The Fund may pay a distribution and servicing fee (the “Distribution and Servicing Fee”) of up to 1.00% and 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class A and Class I Shares, respectively, to qualified recipients. Payment of the Distribution and Servicing Fee is governed by the Distribution and Service Plan for Class A and Class I Shares which, pursuant to the conditions of the exemptive order issued by the SEC, has been adopted by the Fund with respect to the applicable class in compliance with Rule 12b-1 under the Investment Company Act. Pursuant to the Distribution and Service Plan, the Fund paid $8, and $81,186 as Distribution and Servicing Fee for Class A Shares and Class I Shares respectively, as reported on the Statement of Operations.
First Trust Portfolios L.P., an affiliate of the Investment Adviser, currently serves as the Fund’s distributor (the “Distributor”). UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
A trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with UMBFS. For the period ended March 31, 2024, the Fund’s allocated fees incurred for trustees are reported on the Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s fees incurred for CCO services for the period ended March 31, 2024 are reported on the Statement of Operations.
Ernst & Young LLP provides tax services to the Fund. The Fund’s fees incurred for tax services for the period ended March 31, 2024 are reported on the Statement of Operations.
Note 4 — Federal Income Taxes
The Fund has elected to be treated and intends to qualify as a RIC for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes substantially all of its income and gains each year.
At March 31, 2024, gross unrealized appreciation and depreciation of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$52,412,515
Gross unrealized appreciation	$4,408,373
Gross unrealized depreciation	(8,754,115)
Net unrealized depreciation on investments	$(4,345,742)
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the tax period ended September 30, 2023, permanent differences in book and tax accounting have been reclassified to paid-in capital, and total distributable deficit as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Deficit
$9,969,970	$(9,969,970)

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2024

As of September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	(424,328)
Net unrealized appreciation on investments	(616,319)
Total accumulated earnings	$(1,040,647)
The tax character of distributions paid during the period ended March 31, 2024 were as follows:
Distribution paid from:	2024
Ordinary income	$—
Net long-term capital gains	—
Total taxable distributions	$—
As of March 31, 2024, the Fund had $275,933 of long-term capital loss carryovers.
Note 5 — Investment Transactions
For the period ended March 31, 2024, purchases and sales of investments, excluding short-term investments, were $9,500,000 and $3,281,108, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers quarterly with a valuation date on or about January 5, April 5, July 5 and October 5 of each year. In each repurchase offer, the Fund may offer to repurchase its shares at their NAV as determined as of approximately January 5, April 5, July 5 and October 5, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for no less than 5% of the shares outstanding, but if the value of shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of shares tendered. In such event, Shareholders will have their shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered shares repurchased by the Fund.

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2024

The results of the repurchase offers conducted for the period ending March 31, 2024, are as follows:
Repurchase Offer
Commencement Date	December 13, 2023
Repurchase Request Date	January 5, 2024
Repurchase Pricing Date	January 5, 2024
Net Asset Value as of Repurchase Pricing Date
Class A Shares	$10.18
Class I Shares	$10.18
Amount Repurchased
Class A Shares	$—
Class I Shares	$2,208,138
Percentage of Outstanding Shares Repurchased
Class A Shares	—%
Class I Shares	4.86%
Note 8 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2024

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the NAV as practical expedient are no longer included in the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Private Investment Funds	$—	$—	$47,079,395	$47,079,395
Short-Term Investments	987,378	—	—	987,378
Subtotal	$987,378	$—	$47,079,395	$48,066,773
Total Investments				$48,066,773
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
Private Investment Funds
Balance as of July 3, 2023	$—
Contribution in connection with reorganization of the Fund	36,349,703
Transfers out of Level 3	—
Total gains or losses for the period
Included in earnings (or changes in net assets)	4,408,373
Included in other comprehensive income	—
Net purchases	9,500,000
Net sales	(3,178,681)
Balance as of March 31, 2024	$47,079,395
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$4,408,373
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2024:
Investments	Fair Value	Valuation Technique(s)	Unobservable Input	Range of Input
Private Investments Funds	$47,079,395	Adjusted Net Asset Value	Reported net asset/ fair value adjustments	N/A
Note 9 — Credit Agreement
The Fund, as the borrower, has entered into a credit agreement, as amended (the “Credit Agreement”), with TriState Capital Bank as the lender. The Credit Agreement provides for borrowings on a committed basis in an aggregate principal amount up to $3,000,000, which amount may be increased from time to time upon mutual agreement by the parties. The expiration date of the Credit Agreement is June 27, 2024. In connection with the Credit Agreement, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Credit Agreement contains events of default customary for similar

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2024

financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the lender may declare the outstanding advances and all other obligations under the Credit Agreement immediately due and payable. The Fund’s obligations to the lender under the Credit Agreement are secured by a first-priority security interest in substantially all of the assets of the Fund. The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage.
For the period ended March 31, 2024, the Fund incurred costs related to the setup and maintenance of the Credit Agreement (the “Loan expense”) as reported on the Statement of Operations. The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the ninety (90) days the Fund had outstanding borrowings were 9.84%, $1,265,751, $3,000,000, and $94,428, respectively. As of March 31, 2024 the Fund had $1,500,000 in outstanding borrowings and $12,182 in interest payable.
Note 10 — Risk Factors
An investment in the Fund involves various risks. The Fund invests in and actively trades securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity and fixed income securities.
No guarantee or representation is made that the investment program will be successful.
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
Note 11 — Recently Issued Accounting Pronouncements and Regulatory Updates
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) — Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (ASU 2022-03). The accounting standard update clarifies the guidance in Topic 820 when measuring

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
March 31, 2024

the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security and introduces new disclosure requirements for equity securities subject to contractual sale restrictions and measured at fair value in accordance with Topic 820. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management is currently evaluating the impact that adoption of this new accounting standard will have on its financial statements, but the impact of the adoption is not expected to be material.
Note 12 — Events Subsequent to the Period End
In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein.
The Board authorized the Fund to offer to repurchase Shares from shareholders in an amount up to 5.00% of the net assets of the Fund with an April 5, 2024 Valuation Date. Shareholders that desired to tender Shares for repurchase were required to do so on April 5, 2024. The total amount of tendered Shares was $1,044,085 for this repurchase offer.
There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

First Trust Hedged Strategies Fund
FUND INFORMATION
March 31, 2024 (Unaudited)

The members of the Board and the Fund’s officers and their brief biographical information, including their addresses, their year of birth and descriptions of their principal occupations during the past five years, is set forth below. The Fund’s Statement of Additional Information includes additional information about the membership of the Board, and is available without charge, upon request, by calling the Fund at (877) 779-1999.
INDEPENDENT TRUSTEES AND ADVISORY BOARD MEMBER
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
David G. Lee Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chairman and Trustee	Chairman since May 2019; Trustee Since Inception	Retired (since 2012); President and Director, Client Opinions, Inc. (2003 – 2012); Chief Operating Officer, Brandywine Global Investment Management (1998 – 2002).	17	None
Robert Seyferth Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Retired (since 2009); Chief Procurement Officer/Senior Managing Director, Bear Stearns/JP Morgan Chase (1993 – 2009).	17	None
Gary E. Shugrue Year of Birth: 1954 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since September 2021	Retired (since 2023); Managing Director, Veritable LP (investment advisory firm) (2016 – 2023); Founder/ President, Ascendant Capital Partners, LP (private equity firm) (2001 – 2015).	17	Trustee, Quaker Investment Trust (3 portfolios) (registered investment company).

First Trust Hedged Strategies Fund
FUND INFORMATION — Continued
March 31, 2024 (Unaudited)

INTERESTED TRUSTEE AND OFFICERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Terrance P. Gallagher** Year of Birth: 1958 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since June 2020	Executive Vice President and Trust Platform Director, UMB Fund Services, Inc. (2024 – Present); President and Trustee, Investment Managers Series Trust II (registered investment company) (2013 – Present); Executive Vice President and Director of Fund Accounting, Administration and Tax, UMB Fund Services, Inc. (2007 – 2023).	17	President and Trustee, Investment Managers Series Trust II (33 portfolios) (registered investment company).
Michael Peck Year of Birth:1980 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	President	Since Inception	Chief Executive Officer and Co-CIO, First Trust Capital Management L.P. (formerly, Vivaldi Asset Management, LLC) (2012 – Present) President and Co-CIO, Vivaldi Capital Management LP (2012 – March 2024); Portfolio Manager, Coe Capital Management (2010 – 2012); Senior Financial Analyst and Risk Manager, the Bond Companies (2006 – 2008).	N/A	N/A
Chad Eisenberg Year of Birth: 1982 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since Inception	Chief Operating Officer, First Trust Capital Management L.P. (formerly, Vivaldi Asset Management, LLC) (2012 – Present); Chief Operating Officer, Vivaldi Capital Management LP (2012 – March 2024); Director, Coe Capital Management LLC (2010 – 2011).	N/A	N/A

First Trust Hedged Strategies Fund
FUND INFORMATION — Continued
March 31, 2024 (Unaudited)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Bernadette Murphy Year of Birth: 1964 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since 2021	Director, Vigilant Compliance, LLC (investment management solutions firm) (2018 – Present).	N/A	N/A
Ann Maurer Year of Birth: 1972 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since September 2018	Senior Vice President, Client Services (2017 – Present), Vice President, Senior Client Service Manager (2013 – 2017), Assistant Vice President, Client Relations Manager (2002 – 2013), UMB Fund Services, Inc.	N/A	N/A

* As of March 31, 2024 the fund complex consists of the Fund, AFA Private Credit Fund, Agility Multi-Asset Income Fund, Aspiriant Risk-Managed Capital Appreciation Fund, Aspiriant Risk-Managed Real Assets Fund, Destiny Alternative Fund (TEI) LLC, Destiny Alternative Fund LLC, Felicitas Private Markets Fund, First Trust Real Assets Fund, First Trust Private Assets Fund, First Trust Private Credit Fund, First Trust Alternative Opportunities Fund, Infinity Core Alternative Fund, Keystone Private Income Fund, Pender Real Estate Credit Fund, Variant Alternative Income Fund, and Variant Impact Fund.
** Mr. Gallagher is deemed an interested person of the Fund because of his affiliation with the Fund’s Administrator.

First Trust Hedged Strategies Fund
FUND INFORMATION — Continued
March 31, 2024 (Unaudited)

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877)-779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877)-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
First Trust Hedged Strategies Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999
	TICKER	CUSIP
First Trust Hedged Strategies Fund – Class A Shares	HDGAX	336935101
First Trust Hedged Strategies Fund – Class I Shares	HFLEX	336935200

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	The registrant’s code of ethics are written standards that are reasonably designed to deter wrongdoing and to promote: (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant; (3) Compliance with applicable governmental laws, rules, and regulations; (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and (5) Accountability for adherence to the code.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	The registrant does not intend to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website.

(f)	The registrant has included with this filing, pursuant to Item 13(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	As of the end of the period covered by the report, the registrant’s board of trustees has determined that Mr. David G. Lee and Mr. Robert Seyferth are qualified to serve as the audit committee financial experts serving on its audit committee and that they are “independent,” as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a)	The aggregate fees billed for the fiscal period from July 3, 2023 through March 31, 2024, for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are $58,100 (this includes $10,000 of fees for the audit of the Fund’s seed financials).

Audit-Related Fees

(b)	The aggregate fees billed for the fiscal period from July 3, 2023 through March 31, 2024, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0.

Tax Fees

(c)	The aggregate fees billed for the fiscal period from July 3, 2023 through March 31, 2024, for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0.

All Other Fees

(d)	The aggregate fees billed for the fiscal period from July 3, 2023 through March 31, 2024, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

(e)	(1) The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the fiscal period July 3, 2023 through March 31, 2024 that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal period from July 3, 2023 through March 31, 2024, of the registrant was $0.

(h)	The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

First Trust Capital Management L.P.

PROXY POLICY AND PROCEDURE

INTRODUCTION

First Trust Capital Management L.P. (“FTCM”) acts as either the advisor or sub-advisor to a number of registered investment companies (the “Funds”). In accord with Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended, FTCM has adopted the following policies and procedures to provide information on FTCM’s proxy policy generally as well as on procedures for each of the Funds specifically (the “Proxy Policy and Procedure”). These policies and procedures apply only to FTCM. Investment managers engaged as sub-advisors for one of the Funds are required to vote proxies in accord with their own policies and procedures and any applicable management agreements.

GENERAL GUIDELINES

FTCM’s Proxy Policy and Procedure is designed to ensure that proxies are voted in a manner (i) reasonably believed to be in the best interests of the Funds and their shareholders1 and (ii) not affected by any material conflict of interest. FTCM considers shareholders’ best economic interests over the long term (i.e., addresses the common interest of all shareholders over time). Although shareholders may have differing political or social interests or values, their economic interest is generally uniform.

FTCM has adopted voting guidelines to assist in making voting decisions on common issues. The guidelines are designed to address those securities in which the Funds generally invest and may be revised in FTCM’s discretion. Any non-routine matters not addressed by the proxy voting guidelines are addressed on a case-by-case basis, considering all relevant facts and circumstances at the time of the vote, particularly where such matters have a potential for major economic impact on the issuer’s structure or operations. In making voting determinations, FTCM typically will rely on the individual portfolio managers who invest in and track particular companies as they are the most knowledgeable about, and best suited to make decisions regarding, particular proxy matters. In addition, FTCM may conduct research internally and/or use the resources of an independent research consultant. FTCM may also consider other materials such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies and may engage in dialogue with an issuer’s management.

FTCM acknowledges its responsibility to identify material conflicts of interest related to voting proxies. FTCM’s employees are required to disclose to the Chief Compliance Officer any personal conflicts, such as officer or director positions held by them, their spouses or close relatives, in any publicly traded company. Conflicts based on business relationships with FTCM, any affiliate or any person associated with FTCM, will be considered only to the extent that FTCM has actual knowledge of such relationships. FTCM then takes appropriate steps to address identified conflicts. Typically, in those instances when a proxy vote may present a conflict between the interests of the Fund, on the one hand, and FTCM’s interests or the interests of a person affiliated with FTCM on the other, FTCM will abstain from making a voting decision and will document the decision and reasoning for doing so.

1 Actions taken in accord with the best interests of the Funds and their shareholders are those which align most closely with the Funds’ stated investment objectives and strategies.

First Trust Capital Management | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.828.6700 | F: 847.386.2910

In some cases, the cost of voting a proxy may outweigh the expected benefits. For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person. In such situations, FTCM may abstain from voting a proxy if the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

In certain cases, securities on loan as part of a securities lending program may not be voted. Nothing in the proxy voting policies shall obligate FTCM to exercise voting rights with respect to a portfolio security if it is prohibited by the terms of the security or by applicable law or otherwise.

FTCM will not discuss with members of the public how they intend to vote on any particular proxy proposal.

SPECIAL CONSIDERATIONS

The Funds are subject to the restrictions of Sections 12(d)(1)(A)(i) and (B)(i) of the Investment Company Act of 1940 (the “Act”). Generally, these provisions require that any fund and any entity controlled by that fund (including ETFs that are registered investment companies) may not (i) own, in the aggregate, more than three percent (3%) of the total outstanding voting securities of any registered open-end or closed-end investment company, including money market funds2; (ii) invest more than 5% of its total assets in any one investment company; or (iii) invest more than 10% of its total assets in the securities of other investment companies. Section 12(d)(1)(F) of the Act provides that the Section 12(d)(1) limitations do not apply to the securities acquired by a fund if (x) immediately after the purchase or acquisition of not more than 3% of the total outstanding stock of such registered investment company is owned by the fund and all affiliated persons of the fund, and (y) the fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than one and a half percent (1.5%). In the event that one of Funds relies upon Section 12(d)(1)(F), FTCM, acting on behalf of the Fund, will, when voting with respect to any investment company owned by the Fund, comply with either of the following voting restrictions:

●	Seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or
●	Vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

In addition to Section 12(d)(1)(F), Rule 12d1-4 under the Act states that a registered investment company (“Acquiring Fund”) may purchase or otherwise acquire the securities issued by another registered investment company (the “Acquired Fund”) in excess of the limits of Section 12(d)(1) and an Acquired Fund may sell or otherwise dispose of the securities issued by the Acquiring Fund in excess of the limits of Section 12(d)(1) if certain conditions are met. One of the conditions is that if the Acquiring Fund and its advisory group (as defined by Rule 12d1-4), in aggregate (A) hold more than 25% of the outstanding voting securities of an Acquired Fund that is a registered open-end management investment company or registered unit investment trust as a result of a decrease in the outstanding voting securities of an Acquired Fund, or (B) hold more than 10% of the outstanding voting securities of an Acquired Fund that is a registered closed-end management investment company or business development company, each of those holders will vote its securities in the same proportion as the vote of all other holders of such securities. When relying on Rule 12d1-4, the Fund will comply with such voting restrictions as required by Rule 12d1-4 and any applicable provision in the respective Fund of Funds Agreement with the Acquired Fund.

1 The three percent (3%) limit is measured at the time of investment.

First Trust Capital Management | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.828.6700 | F: 847.386.2910

ISS ProxyEdge

FTCM has a contractual relationship with Institutional Shareholder Services Inc. (“ISS”) through which ISS provides certain proxy management services to FTCM’s portfolio management teams. Specifically, ISS (i) provides access to the ISS ProxyExchange web-based voting and research platform to access vote recommendations, research reports, execute vote instructions and run reports relevant to Subscriber’s proxy voting environment; (ii) implements and maps FTCM’s designated proxy voting policies to applicable accounts and generates vote recommendations based on the application of such policies; and (iii) monitors FTCM’s incoming ballots, performs ballot-to-account reconciliations with FTCM and its third party providers to help ensure that ISS is receiving all ballots for which FTCM has voting rights.

ISS provides two options for how proxy ballots are executed:

1.	Implied Consent: ISS executes ballots on FTCM’s behalf based on policy guidelines chosen at the time FTCM entered into the relationship with ISS.
2.	Mandatory Signoff: ISS is not permitted to mark or process any ballot on FTCM’s behalf without first receiving FTCM’s specific voting instructions via ProxyExchange.

FTCM has opted for Option 1. Implied Consent and in so doing has chosen to allow ISS to vote proxies on its behalf “with management’s recommendations.” FTCM has the option, however, to change its vote from the “with management’s recommendations” default at any point prior to the voting deadline if the portfolio managers following the subject company determine it is in the best interests of the Funds and their shareholders to do so. In those instances when the subject company’s management has not provided a voting recommendation, FTCM will either vote based on its own determination of what would align most closely with the best interests of the Funds and their shareholders or will opt to allow ISS to submit an “abstain” vote on its behalf. In addition, in those limited instances when share blocking3 may apply, FTCM has instructed ISS not to cast a vote on FTCM’s behalf unless FTCM provides specific instructions via ProxyExchange.

FUND-SPECIFIC POLICIES AND PROCEDURES

Infinity Core Alternative Fund, Destiny Alternative Fund LLC, Destiny Alternative Fund (TEI) LLC, First Trust Private Assets Fund, and First Trust Hedged Strategies Fund (collectively, the “Funds of Funds”) are “fund of funds” that invest primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”). While it is unlikely that the Funds of Funds will receive notices or proxies from Investment Funds (or in connection with any other portfolio securities), to the extent that the Funds of Funds do receive such notices or proxies and the Funds of Funds have voting interests in such Investment Funds, the responsibility for decisions regarding proxy voting for securities held by the Funds of Funds lies with FTCM as their advisor. FTCM will vote such proxies in accordance with the proxy policies and procedures noted above.

The Funds of Funds are required to file Form N-PX with its complete proxy voting record for the twelve (12) months ended June 30th, no later than August 31st of each year. The Funds of Funds Form N-PX filings will be available: (i) without charge, upon request, by calling 1.877.779.1999 or (ii) by visiting the SEC’s website at www.sec.gov.

3 Proxy voting in certain countries requires share blocking. Shareholders wishing to vote their proxies must deposit their shares shortly before the meeting date with a designated depositary. During this blocking period, any shares held by the designated depositary cannot be sold until the meeting has taken place and the shares have been returned to FTCM’s custodian banks. FTCM generally opts not to participate in share blocking proxies given these restrictions on their ability to trade.

First Trust Capital Management | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.828.6700 | F: 847.386.2910

All Other Funds

With the exception of the First Trust Merger Arbitrage Fund and First Trust Merger Arbitrage ETF, Infinity Core Alternative Fund, Destiny Alternative Fund LLC, Destiny Alternative Fund (TEI) LLC, First Trust Private Assets Fund, and First Trust Hedged Strategies Fund, the Funds for which FTCM is presently either an advisor or a sub-advisor are managed by multiple internal and external portfolio management teams. As noted above, the policies and procedures outlined within this Proxy Policy and Procedure apply to those securities being held in that portion of the Funds’ portfolios managed by a FTCM portfolio manager only (including Infinity Core Alternative Fund).

Each Fund will be required to file Form N-PX annually, with its complete proxy voting record for the twelve (12) months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, from the Fund’s administrator or (ii) by visiting the SEC’s website at www.sec.gov.

First Trust Capital Management | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.828.6700 | F: 847.386.2910

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) The following table provides biographical information about the members of First Trust Capital Management L.P. (the “Investment Manager”), who are primarily responsible for the day-to-day portfolio management of First Trust Hedged Strategies Fund as of March 31, 2024:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member
Michael Peck	Chief Executive Officer & Co-Chief Investment Officer	Since Inception

Chief Executive Officer and Co-CIO, First Trust Capital Management L.P. (formerly, Vivaldi Asset Management, LLC) (2012

- Present); President and Co-CIO, Vivaldi Capital Management LP (formerly, Vivaldi Capital Management, LLC) (2012

– March 2024)

Portfolio Management
Brian Murphy	Co-Chief Investment Officer	Since Inception

Co-Chief Investment Officer and Portfolio Manager, First Trust Capital Management L.P. (formerly, Vivaldi Asset Management, LLC) (2014

- Present), Portfolio Manager, Vivaldi Capital Management LP (formerly, Vivaldi Capital Management, LLC) (2014 – March 2024)

Portfolio Management

(a)(2) The following table provides information about portfolios and accounts, other than First Trust Hedged Strategies Fund, for which the members of the Investment Committee of the Investment Manager are primarily responsible for the day-to-day portfolio management as of March 31, 2024:

Name of Portfolio Management Team Member	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
Name	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Michael Peck	1 Account / $15.57M	22 accounts / $261.80M	0 Accounts	6 accounts / $2,169.12M	7 accounts / $85.25M	0 Accounts
Brian Murphy	1 Account / $15.57M	22 accounts /$261.80M	0 Accounts	6 accounts / $2,169.12M	14 accounts / $118.02M	0 Accounts

Conflicts of Interest

The Investment Manager and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Manager or Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Most other accounts managed by a Portfolio Manager are managed using the same investment models that are used in connection with the management of the Fund.

If the Investment Manager or Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager have adopted procedures for allocating portfolio transactions across multiple accounts.

The Investment Manager have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)(3) Compensation Structure of Portfolio Manager

The below information is provided as of March 31, 2024.

Mr. Peck and Mr. Murphy receive base salaries and bonuses, neither of which is based on performance, and are eligible to avail themselves of life insurance, medical and dental benefits offered to all employees of the Investment Adviser and to participate in the Investment Adviser's 401(k) plan. In addition, they are members of VFT Holdings LP and receive compensation based on the overall profitability of the firm and its affiliates.

(a)(4) The following is listing of the dollar range of shares beneficially owned by each Portfolio Management Team Member as of March 31, 2024:

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member:
Michael Peck	$10,000 - $50,000
Brian Murphy	$0 - $10,000

(b) Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Hedged Strategies Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	June 11, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	June 11, 2024

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	June 11, 2024

* Print the name and title of each signing officer under his or her signature.